Equity (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	17,402	35,769
Increase in equity	$ 0.3	$ 0.5
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 18.8
Weighted average period for recognition	2 years 7 months 6 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 5.2
Weighted average period for recognition	2 years 7 months 6 days